Brandes International Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.14%
Brazil - 2.06%
Embraer SA Sponsored - ADR	797,780	$15,548,732
China - 1.56%
China Mobile Ltd.	1,389,000	11,736,852
Finland - 1.11%
Nokia OYJ	2,255,736	8,343,708
France - 17.38%
Carrefour SA	1,112,901	18,717,590
Compagnie de Saint-Gobain SA	360,304	14,760,231
Engie SA	1,174,338	19,022,401
Orange SA	701,975	10,316,421
Publicis Groupe SA	298,091	13,515,931
Renault SA	119,629	5,680,902
Sanofi	279,804	28,100,131
Schneider Electric SE	76,011	7,809,385
Societe BIC SA	80,986	5,632,229
Total SA	134,824	7,481,487
		131,036,708
Germany - 1.58%
BASF SE	158,377	11,931,643
Hong Kong - 0.53%
First Pacific Co. Ltd.	11,842,000	4,026,262
Ireland - 1.52%
CRH Plc	284,058	11,456,678
Italy - 6.47%
Eni SpA	968,468	15,041,567
Intesa Sanpaolo SpA	5,328,543	14,036,458
Telecom Italia Rsp	30,748,839	18,831,224
Telecom Italia SpA (a)	1,365,052	852,492
		48,761,741
Japan - 15.37%
Dai Nippon Printing Co. Ltd.	332,500	8,993,311
Honda Motor Co. Ltd.	456,200	12,911,162
Mitsubishi Tanabe Pharma Corp.	1,103,700	20,247,474
Mitsubishi UFJ Financial Group, Inc.	2,734,800	14,785,249
MS&AD Insurance Group Holdings, Inc.	471,999	15,580,072
Nissan Motor Co. Ltd.	760,700	4,408,057
Sumitomo Mitsui Trust Holdings, Inc.	364,800	14,420,894
Taisho Pharmaceutical Holdings Co. Ltd.	93,000	6,862,951
Takeda Pharmaceutical Co. Ltd.	446,583	17,663,350
		115,872,520
Mexico - 5.20%
America Movil SAB de CV	9,315,796	7,439,827
Cemex SAB de CV Sponsored - ADR	2,954,978	11,169,817
Fibra Uno Administracion SA de CV	13,279,998	20,565,296
		39,174,940
Netherlands - 2.25%
Aegon NV	2,056,796	9,415,251
NXP Semiconductors NV	59,545	7,577,696
		16,992,947
Russia - 1.58%
Mobile TeleSystems PJSC (b)	1,556,496	8,023,701
Public Joint-Stock Co. Gazprom (b)	934,737	3,861,465
		11,885,166
South Korea - 5.01%
Hana Financial Group, Inc.	181,653	5,778,019
Hyundai Mobis Co. Ltd.	66,213	14,649,003
Hyundai Motor Co.	60,185	6,268,680
KT&G Corp.	88,471	7,157,975
POSCO	19,278	3,918,519
		37,772,196
Spain - 1.78%
Repsol SA	855,737	13,443,826
Switzerland - 7.36%
Credit Suisse Group AG	1,322,763.999991	17,880,697
Swatch Group Ltd. Bearer	20,996	5,862,196
Swatch Group Ltd. Registered	79,685	4,215,320
Swiss Resources AG	90,598	10,178,009
UBS Group AG	1,377,705	17,385,794
		55,522,016
Taiwan - 1.47%
Asustek Computer, Inc.	1,436,000	11,082,845
United Kingdom - 21.91%
Barclays Plc	5,919,246	14,114,392
BP Plc	1,792,930	11,279,050
G4S Plc	4,333,899	12,533,122
GlaxoSmithKline Plc	1,275,152	29,962,500
HSBC Holdings Plc	915,298	7,165,406
Imperial Brands Plc	315,067	7,794,904
J Sainsbury Plc	4,945,983	15,061,879
Kingfisher Plc	4,889,136	14,074,590
Marks & Spencer Group Plc	4,179,971	11,852,217
Tesco Plc	3,632,234	12,275,704
Wm Morrison Supermarkets Plc	3,807,408	10,076,564
WPP Plc	1,353,138	19,041,841
		165,232,169
TOTAL COMMON STOCKS (Cost $790,381,262)		$709,820,949

PREFERRED STOCKS - 3.31%
Brazil - 1.77%
Petroleo Brasileiro SA	1,028,300	$7,766,791
Telefonica Brasil SA	386,200	5,581,979
		13,348,770
Russia - 1.54%
Surgutneftegas PJSC	19,087,950	11,602,000
TOTAL PREFERRED STOCKS (Cost $16,306,629)		$24,950,770

SHORT-TERM INVESTMENTS - 2.52%
Money Market Funds - 2.52%
BlackRock Liquidity Funds T-Fund - Institutional Class, 1.489% (b)	19,012,883	$19,012,883
TOTAL SHORT-TERM INVESTMENTS (Cost $19,012,883)		$19,012,883

Total Investments (Cost $825,700,774) - 99.97%		$753,784,602
Other Assets in Excess of Liabilites - 0.03%		244,468
TOTAL NET ASSETS - 100.00%		$754,029,070

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of December 31, 2019.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.06%
Auto Components	1.94%
Automobiles	3.88%
Banks	9.32%
Building Products	1.96%
Capital Markets	4.68%
Chemicals	1.58%
Commercial Services & Supplies	3.60%
Communications Equipment	1.11%
Construction Materials	3.00%
Diversified Financial Services	0.53%
Diversified Telecommunication Services	3.98%
Electrical Equipment	1.04%
Equity Real Estate Investment Trusts	2.73%
Food & Staples Retailing	7.44%
Insurance	4.66%
Media	4.32%
Metals & Mining	0.53%
Multiline Retail	1.57%
Multi-Utilities	2.52%
Oil, Gas & Consumable Fuels	6.78%
Pharmaceuticals	13.64%
Semiconductors & Semiconductor Equipment	1.00%
Specialty Retail	1.87%
Technology Hardware, Storage & Peripherals	1.47%
Textiles, Apparel & Luxury Goods	1.34%
Tobacco	1.98%
Wireless Telecommunication Services	3.61%
TOTAL COMMON STOCKS	94.14%
PREFERRED STOCKS
Diversified Telecommunication Services	0.74%
Oil, Gas & Consumable Fuels	2.57%
TOTAL PREFERRED STOCKS	3.31%
SHORT-TERM INVESTMENTS	2.52%
TOTAL INVESTMENTS	99.97%
Other Assets in Excess of Liabilities	0.03%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.